DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
DEFERRED INCOME TAXES [Text Block]
13.	DEFERRED INCOME TAXES

a)	A reconciliation of income tax provision computed at Canadian statutory rates to the reported income tax provision is provided as follows:

	2017		2016

Loss for the year	$(1,240)	$	(1,865)
Canadian statutory tax rate	26%		26%
Income tax benefit computed at statutory rates	(323)		(485)
Foreign tax rates different from statutory rates	(29)		(145)
Other	-		(77)
Rate difference between current and deferred taxes	4,312		(138)
Foreign exchange gains or losses	(425)		-
Permanent differences	(33)		513
Change in unused tax losses and tax offsets	(3,502)		332
	$-		$-

The Company recognizes tax benefits on losses or other deductible amounts generated in countries where it is probable the deferred tax assets will be recovered. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	2017	2016

Non-capital losses	$9,255	$33,583
Capital loss	2,337	-
Tax value over book value of mineral properties	3,352	4,329

Tax value over book value of equipment	12	69
Tax value over book value of investments and share issue costs	16	90
Unrecognized deductible temporary differences	$14,972	$38,071

The Company’s unused non-capital losses expire as follows:

	Canada	United States

2022 - 2026	$557	$713

2027 - 2036	18,313	19,098

Total	$18,870	$19,811

The Company’s unused capital losses of $17.3 million are available to carry forward indefinitely.